32 Segment information (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [abstract]
Description of operation of retail stores	The Company is involved in the operation of retail stores located in 20 Brazilian states and the Federal District.
Net operating revenue	R$ 36,043	R$ 28,082	R$ 23,017